INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

11.     INCOME TAX

Income taxes of the Group’s Russia-incorporated entities have been calculated in accordance with Russian legislation and are based on the taxable profit for the period. The corporate income tax rate in Russia is 20%. The withholding tax rate on dividends paid within Russia is 13%. The foreign subsidiaries of the Group pay withholding taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted or substantially enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Significant components of income tax expense were as follows:

	2022	2021	2020
Current income tax charge	14,480	20,089	15,151
Prior period tax adjustments	159	(173)	(490)
Total current income tax	14,639	19,916	14,661
Deferred tax	(991)	(4,556)	1,394
Income tax expense on continuing operations	13,648	15,360	16,055

Income tax expense on continuing operations excludes the amounts from the discontinued operations of RUB 32 million, RUB (43) million and RUB (1,075) million for the years ended December 31, 2022, 2021 and 2020, respectively, which have been included in profit / (loss) from discontinued operations in the accompanying consolidated statements of profit or loss (Note 10).

The statutory income tax rates in jurisdictions in which the Group operates for 2022, 2021 and 2020 were as follows: Russia – 20%, Armenia – 18%. Since 2022, special tax regime was applicable to some of the Group’s software development subsidiaries in Russia, reducing income tax rate to nil. The Russian statutory income tax rate of 20% reconciled to the Group’s effective income tax rate for the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.5	0.1	1.3
Prior periods tax effects	0.3	(0.2)	(0.7)
Different tax rate of subsidiaries	(0.6)	(0.8)	(0.8)
Withholding tax on distributed and undistributed profits	4.1	1.6	1.5
Change in fair value of derivative financial instruments	0.5	—	—
Changes in recognized deferred tax assets	—	(0.9)	(0.1)
Other	0.5	(0.3)	(0.4)
Effective income tax rate	27.3%	19.5%	20.8%

The Group reported the following deferred income tax assets and liabilities in the consolidated statement of financial position:

	2022	2021
Deferred tax assets	11,610	11,683
Deferred tax liabilities	(17,759)	(17,901)
Net deferred tax liabilities	(6,149)	(6,218)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2022 were as follows:

			Recognised
			in other	Effect of
	December 31,	Recognised in	compre-hensive	acquisitions	December 31,
	2021	profit / loss	income	and disposal	2022
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(19,680)	(871)	62	—	(20,489)
Other intangible assets	(5,458)	3,296	—	(260)	(2,422)
Potential distributions from/to Group’s subsidiaries/ associates and joint ventures	(2,426)	(1,240)	98	—	(3,568)
Licenses	(1,675)	79	—	—	(1,596)
Customer base	(592)	550	—	(768)	(810)
Capitalization of cost to obtain and fulfill contracts	(1,830)	(86)	—	—	(1,916)
Accrued expenses for services	7,814	872	(8)	(59)	8,619
Write-down of inventories	238	266	3	—	507
Allowance for ECL	3,254	731	5	—	3,990
Lease obligations	31,093	(2,130)	(5)	—	28,958
Right-of-use assets	(26,076)	2,317	7	(1)	(23,753)
Loss carryforward	5,857	(2,379)	2	38	3,518
Contract liabilities	1,606	276	—	—	1,882
Debt modification	(73)	79	—	—	6
Other	1,730	(769)	16	(52)	925
Net deferred tax liability	(6,218)	991	180	(1,102)	(6,149)

Movements in the deferred tax assets and liabilities for the year ended December 31, 2021 were as follows:

				Recognised
				in other
	December 31,	Recognised in		compre-hensive	Effect of	December 31,
	2020	profit / loss		income	acquisitions	2021
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(18,250)	(1,352)		32	(110)	(19,680)
Other intangible assets	(6,314)	998		—	(142)	(5,458)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,506)	166		(86)	—	(2,426)
Licenses	(1,699)	24		—	—	(1,675)
Customer base	(470)	107		—	(229)	(592)
Capitalization of cost to obtain and fulfill contracts	(1,668)	(162)		—	—	(1,830)
Accrued expenses for services	7,158	588		(1)	69	7,814
Write-down of inventories	413	(178)		—	3	238
Allowance for ECL	2,713	533		3	5	3,254
Lease obligations	29,910	1,181		(1)	3	31,093
Right-of-use assets	(25,686)	(392)		2	—	(26,076)
Loss carryforward	3,961	1,801		—	95	5,857
Contract liabilities	1,430	176		—	—	1,606
Debt modification	(123)	50		—	—	(73)
Other	718	981		31	—	1,730
Net deferred tax liability	(10,413)	4,521	*	(20)	(306)	(6,218)
*	In the total amount of RUB 4,521 million, RUB (35) million were reported as discontinued operations in the accompanying consolidated statement of profit or loss for the year ended December 31, 2021.

The Group recognizes deferred income tax on future dividend distributions from subsidiaries associates and joint ventures which are based on the cumulative undistributed earnings of those subsidiaries in accordance with local statutory accounting regulations.

The Group recognizes deferred tax assets in respect of tax losses carried forward to the extent that realization of tax losses against future taxable profit is probable. Deferred tax assets related to tax losses of the Group’s subsidiaries are recognized according to the fact that certain tax planning opportunities are available to these subsidiaries that will create taxable profit in the period in which the unused tax losses can be utilized. The amount of the deferred tax asset considered realizable, however, could be remeasured if estimates of future taxable income are changed.

Since 2016 the time limit of prior periods’ tax losses carryforward was amended to become perpetual. The federal law 401-FZ also specified that for the fiscal years 2017-2024 the utliisation of prior periods’ tax losses should not exceed 50% of the taxable profit.

Unused tax losses, for which deferred tax assets were not recognized in the consolidated statements of financial position as of December 31, 2022 and 2021 amounted to RUB 35,100 million and RUB 40,898 million, respectively.

The Group accrued RUB 109 million and RUB 160 million as of December 31, 2022 and 2021, respectively, as a component of income tax payable in relation to uncertain income tax positions.

A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable.

The IAS 12 amendments related to assets and liabilities arising from a single transaction were early adopted for the years ended December 31, 2022, 2021 and 2020.